UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Item 1. Schedule of Investments.

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 145.9%
Alabama — 0.8%
Revenue Bond — 0.8%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Pre-refunded 12/1/13 @ 100), 6.38%, 12/1/24 ¯	$650,000	$689,488

Arizona — 5.5%
Revenue Bonds — 2.7%
Apache County Industrial Development Authority, Tucson Electric Power Company, Series A, 4.50%, 3/1/30	330,000	349,447
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	2,188,720

		2,538,167

General Obligation — 2.8%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,559,809

		5,097,976

California — 13.5%
Revenue Bonds — 3.4%
Los Angeles County Metropolitan Transportation Authority, Series B, 5.00%, 6/1/18	300,000	369,339
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,080,520
State Communities Development Authority, Children’s Hospital, 5.00%, 8/15/47	1,000,000	1,058,750
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series A (CMI), 5.00%, 10/1/27	500,000	543,745
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22 ¥	100,000	100,072

		3,152,426

General Obligations — 9.2%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,332,420
Poway Unified School District, Series B, Zero Coupon Bond, 4.70%, 8/1/41 °	2,000,000	528,560
Rialto Unified School District, Election 2010, Series A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	3,453,300
West Contra Costa Unified School District, Election 2010, Series A-1, 5.00%, 8/1/41	2,000,000	2,248,020

		8,562,300

Tax Allocation Bonds — 0.9%
Davis Redevelopment Agency, Series A, 7.00%, 12/1/36	260,000	325,416
Lynwood Redevelopment Agency, Series A, 7.00%, 9/1/31	250,000	303,257
Santee Community Development Commission, Series A, 7.00%, 8/1/31	220,000	275,352

		904,025

		12,618,751

Colorado — 13.6%
Revenue Bonds — 13.2%
E-470 Public Highway Authority, Capital Appreciation, Series A, Zero Coupon Bond (NATL), 4.65%, 9/1/28 °	350,000	169,662
E-470 Public Highway Authority, Capital Appreciation, Series B, Zero Coupon Bond (NATL) °
4.68%, 9/1/28	325,000	145,278
4.71%, 9/1/29	955,000	437,820
4.78%, 9/1/30	2,035,000	879,751
4.85%, 9/1/31	50,000	20,356
4.92%, 9/1/32	2,795,000	1,070,094
4.99%, 9/1/33	50,000	17,978
E-470 Public Highway Authority, Capital Appreciation, Zero Coupon Bond, °

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
5.03%, 9/1/35	$275,000	$88,839
5.08%, 9/1/37	150,000	43,356
5.09%, 9/1/38	25,000	6,854
5.07%, 9/1/39	20,000	5,243
5.10%, 9/1/41	110,000	25,883
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	1,010,160
State Health Facilities Authority, Evangelical Lutheran, 5.00%, 6/1/29	1,000,000	1,050,670
State Health Facilities Authority, Poudre Valley, Series B (AGM), 5.25%, 3/1/36	2,085,000	2,336,722
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	820,035
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	280,000	289,330
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,748,788
State Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,163,470
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	15,000	15,072

		12,345,361

General Obligation — 0.4%
Willow Trace Metropolitan District, Series A (AGC), 4.45%, 12/1/35	350,000	360,406

		12,705,767

Florida — 6.5%
Revenue Bonds — 6.5%
City of Cape Coral, Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	1,000,000	1,155,030
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,114,990
Miami-Dade County Water & Sewer Systems, (AGM), 5.00%, 10/1/39	1,000,000	1,145,460
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,128,072
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,376,258
State Development Finance Corporation Education Facilities, Renaissance Charter School, Inc. Projects, Series A, 6.13%, 6/15/43 ¥	100,000	100,175

		6,019,985

Georgia — 0.8%
Revenue Bond — 0.8%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	717,325

Hawaii — 3.5%
Revenue Bond — 3.5%
State Department of Budget & Finance, Kahala Nui Project, Series A (Pre-refunded 11/15/13 @102), 8.00%, 11/15/33 ¯	3,000,000	3,279,480

Illinois — 6.0%
Revenue Bonds — 4.1%
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series A (NATL), Zero Coupon Bond, 4.45%, 12/15/34 °	5,000,000	1,895,200
State Finance Authority, Capital Appreciation, Clare Water Tower, Series B, Zero Coupon Bond, 10.71%, 5/15/50 ¥ ° ¿	187,500	3,769
State Finance Authority, Clare Water Tower, Series A, 6.00%, 5/15/28 ¥ ¿	437,500	8,793
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	1,093,920
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26 ¥	500,000	523,060
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	325,000	340,522

		3,865,264

General Obligation — 1.9%
McCook, 5.20%, 12/1/30	1,500,000	1,749,915

		5,615,179

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Indiana — 2.8%
Revenue Bonds — 2.8%
State Health & Educational Facility Financing Authority, Sisters of St. Francis (AGM),
5.25%, 11/1/25	$475,000	$550,335
5.25%, 11/1/29	530,000	600,559
State Health Facility Financing Authority, Columbus Regional Hospital (AGM), 7.00%, 8/15/15	1,300,000	1,410,877

		2,561,771

Iowa — 0.7%
Revenue Bond — 0.7%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	620,000	622,021

Kansas — 3.1%
Revenue Bonds — 3.1%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	1,079,800
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,540,000	1,827,965

		2,907,765

Kentucky — 4.6%
Revenue Bonds — 4.6%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series A, 6.00%, 5/1/38	2,500,000	2,767,000
Pikeville Medical Center, 6.50%, 3/1/41	1,250,000	1,523,713

		4,290,713

Maine — 1.3%
Revenue Bond — 1.3%
State Health & Higher Educational Facilities Authority, General Medical Center, 6.75%, 7/1/41	1,000,000	1,225,040

Maryland — 2.6%
General Obligation — 2.6%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,461,200

Massachusetts — 7.4%
Revenue Bonds — 7.4%
State Development Finance Agency, Covanta Energy Project, Series C (AMT), 5.25%, 11/1/42 «	750,000	764,700
State Development Finance Agency, M/SBRC Project, Series A (NATL), 5.13%, 2/1/34	1,000,000	1,001,290
State Development Financing Agency, AdventCare Project, ¥
6.75%, 10/15/37, Series A	650,000	692,270
7.63%, 10/15/37	880,000	1,013,619
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,844,491
State Development Financing Agency, Senior Living Facility, Groves - Lincoln, Series A, 7.88%, 6/1/44 ¥	1,000,000	470,000
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	1,137,590

		6,923,960

Michigan — 1.4%
Revenue Bond — 1.4%
State Strategic Fund, Michigan House of Representatives, Series A (AGC), 5.25%, 10/15/23	1,165,000	1,335,218

Minnesota — 10.2%
Revenue Bonds — 10.2%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	1,050,080
5.50%, 6/1/35	1,000,000	1,016,540
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,032,990
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Pre-refunded 11/1/13 @100), 6.00%, 11/1/28 ¯	500,000	523,640
St. Louis Park Health Care Facilities, Nicollet Health Services, 5.75%, 7/1/39	2,000,000	2,300,640
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	875,000	868,954

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	$495,000	$524,309
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,482,754
State Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	30,000	30,074
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28 ¥	675,000	690,903

		9,520,884

Mississippi — 2.8%
General Obligations — 2.8%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	1,325,000	1,574,431
5.80%, 1/1/24	850,000	1,014,314

		2,588,745

Missouri — 3.5%
Revenue Bonds — 3.5%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,719,810
City of St Louis, Airport Revenue, (AMT), 4.25%, 7/1/29	490,000	508,762
North Central Regional Water System, 5.00%, 1/1/37 ¥	1,000,000	1,053,110

		3,281,682

Montana — 0.7%
Revenue Bond — 0.7%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	600,000	659,802

Nebraska — 4.1%
Revenue Bonds — 4.1%
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	1,250,000	1,438,100
5.00%, 5/15/38	2,100,000	2,400,510

		3,838,610

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health & Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	626,754

New Mexico — 0.2%
Revenue Bond — 0.2%
State Mortgage Finance Authority, Series A (FHA) (FMHA) (VA), 6.88%, 1/1/25	180,000	188,152

North Carolina — 3.0%
Revenue Bond — 1.8%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,693,140

General Obligation — 1.2%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,120,440

		2,813,580

Ohio — 1.2%
Revenue Bond — 1.2%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	1,074,950

Oregon — 1.2%
Revenue Bond — 1.2%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,140,170

Pennsylvania — 4.7%
Revenue Bonds — 4.7%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	1,001,840
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,120,790

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	$1,000,000	$1,021,810
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,210,570

		4,355,010

Puerto Rico — 2.8%
Revenue Bond — 1.7%
Puerto Rico Sales Tax Financing Corporation, Series 2011 A-1, 5.00%, 8/1/43	1,500,000	1,591,965

General Obligation — 1.1%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.00%, 7/1/41	1,000,000	1,008,300

		2,600,265

South Carolina — 4.0%
Revenue Bonds — 4.0%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	674,421
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	795,397
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,,
6.13%, 8/1/23, Series A	250,000	259,508
6.38%, 8/1/34, Series C (Pre-refunded 8/1/13 @ 100) ¯	40,000	41,628
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,984,680

		3,755,634

South Dakota — 6.2%
Revenue Bonds — 6.2%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28 ¥	1,300,000	1,501,994
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,037,350
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series B (AMT), 5.95%, 4/1/24	2,000,000	2,079,820
State Health & Educational Facilities Authority, Vocational Education Program (AGC), 5.50%, 8/1/38	1,000,000	1,174,380

		5,793,544

Tennessee — 2.8%
General Obligations — 2.8%
Shelby County, Series A,
5.00%, 4/1/20	1,805,000	2,241,557
5.00%, 4/1/20 (Pre-refunded 4/1/19 @ 100) ¯	300,000	376,485

		2,618,042

Texas — 16.1%
Revenue Bonds — 9.0%
Dallas-Fort Worth International Airport Facilities Improvement Corp., Series B, 5.00%, 11/1/35	300,000	346,581
Gulf Coast Industrial Development Authority, Solid Waste Disposal, CITGO Petroleum Corporation Project (AMT), 4.88%, 5/1/25	215,000	220,650
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,632,540
North Texas Tollway Authority, First Tier, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	572,485
North Texas Tollway Authority, Second Tier, Series F, 5.75%, 1/1/38	1,000,000	1,127,290
State Municipal Gas Acquisition & Supply Corporation III, 5.00%, 12/15/32 «	450,000	498,330
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGC), 5.25%, 9/1/26	1,300,000	1,507,675
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26 ¥	600,000	647,160
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, ¥
5.50%, 11/15/25	200,000	206,934
5.65%, 11/15/35	1,600,000	1,639,984

		8,399,629

General Obligations — 7.1%
Humble Independent School District, Series A (AGC), 5.25%, 2/15/22	1,000,000	1,194,560
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	4,182,255

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Round Rock Independent School District, 5.00%, 8/1/27	$1,000,000	$1,189,530

		6,566,345

		14,965,974

Virginia — 0.7%
Revenue Bonds — 0.7%
City of Chesapeake, Transportation System Senior Toll Road , Series B, Convertible (CAB), 0.00% through 7/15/23, thereafter, 4.88%, 7/15/40 X	170,000	108,572
Virginia Small Business Financing Authority, Elizabeth River Crossings, (AMT), 5.50%, 1/1/42	500,000	563,455

		672,027

Washington — 6.9%
Revenue Bonds — 3.8%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	924,318
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,317,140
State Housing Finance Commission, Riverview Retirement Community, 5.00%, 1/1/48 «	320,000	323,779

		3,565,237

General Obligation — 3.1%
State Various Purpose, Series 2011-A, 5.00%, 8/1/30	2,300,000	2,888,685

		6,453,922

Total Municipal Long-Term Investments (Cost: $121,332,075)		136,019,386

Total Investments ▲ — 145.9% (Cost: $121,332,075)		136,019,386

Preferred Shares at Liquidation Value — (46.7)%		(43,500,000)

Other Assets and Liabilities, Net — 0.8%		735,610

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$93,254,996

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

¶

Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of November 30, 2012, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2012, the fair value of these investments was $8,651,843 or 9.3% of total net assets applicable to outstanding common shares.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2012.

X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

«	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $1,554,947 or 1.7% of total net assets applicable to outstanding common shares.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $121,332,075. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$15,748,821
Gross unrealized depreciation	(1,061,510)

Net unrealized appreciation	$14,687,311

ACA - ACA Financial Guaranty Corporation
AGC - Assured Guaranty Corporation
AGM - Assured Guaranty Municipal Corporation
AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of November 30, 2012, the aggregate fair value of securities subject to the AMT was $13,381,811, which represents 14.3% of total net assets applicable to common shares.

CAB - Capital Appreciation Bond
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Administration
FMHA - Farmers Home Administration
FNMA - Federal National Mortgage Association
NATL - National Public Finance Guarantee Corporation
VA - Veterans Administration

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Municipal Income Portfolio (XAA)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$136,019,386	$—	$136,019,386

Total Investments	$—	$136,019,386	$—	$136,019,386

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

AMERICAN MUNICIPAL INCOME PORTFOLIO	2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 28, 2013